Subsequent Events (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Issued, Warrants	90,000,000					2,483,334
Common Stock, value						$ 220,000
Debt Instrument, Converted Amount	$ 499,825		$ 499,825			$ 499,686	$ 28,818
Reserved common shares		390,004,800				390,004,800
Due to related parties	$ 6,141	$ 6,067		$ 6,141		$ 6,067	$ 36,000
Debt Conversion #26
Common Stock, shares issued	41,111,111
Common Stock, price per share	$ 0.00041
Date of Agreement	Apr. 01, 2015
Debt Instrument, Converted Amount	$ 16,650
Debt Conversion #27
Common Stock, shares issued	20,964,361
Common Stock, price per share	$ 0.00048
Date of Agreement	Apr. 06, 2015
Debt Instrument, Converted Amount	$ 10,000
Debt Conversion #28
Common Stock, shares issued	45,356,111
Common Stock, price per share	$ 0.00034
Date of Agreement	Apr. 08, 2015
Debt Instrument, Converted Amount	$ 15,309
Debt Conversion #43
Common Stock, shares issued		45,454,545		45,454,545
Common Stock, price per share		$ 0.00044		$ 0.00044
Date of Agreement		Apr. 08, 2015		Apr. 08, 2015
Debt Instrument, Converted Amount		$ 20,000		$ 20,000
Debt Conversion #29
Common Stock, shares issued	32,545,455
Common Stock, price per share	$ 0.00044
Date of Agreement	Apr. 09, 2015
Debt Instrument, Converted Amount	$ 14,320
Debt Conversion #30
Common Stock, shares issued	23,696,682
Common Stock, price per share	$ 0.00042
Date of Agreement	Apr. 14, 2015
Debt Instrument, Converted Amount	$ 10,000
Debt Conversion #31
Common Stock, shares issued	5,300,000
Common Stock, price per share	$ 0.00036
Date of Agreement	Apr. 16, 2015
Debt Instrument, Converted Amount	$ 1,918
Debt Conversion #32
Common Stock, shares issued	25,974,026
Common Stock, price per share	$ 0.00036
Date of Agreement	Apr. 21, 2015
Debt Instrument, Converted Amount	$ 10,000
Debt Conversion #33
Common Stock, shares issued	38,961,039
Common Stock, price per share	$ 0.00039
Date of Agreement	Apr. 29, 2015
Debt Instrument, Converted Amount	$ 15,000
Debt Conversion #34
Common Stock, shares issued	13,146,439
Common Stock, price per share	$ 0.00039
Date of Agreement	May 04, 2015
Debt Instrument, Converted Amount	$ 5,083
Debt Conversion #35
Common Stock, shares issued	90,337,960
Common Stock, price per share	$ 0.00031
Date of Agreement	May 12, 2015
Debt Instrument, Converted Amount	$ 28,456
Debt Conversion #36
Common Stock, shares issued	94,764,514
Common Stock, price per share	$ 0.00021
Date of Agreement	May 20, 2015
Debt Instrument, Converted Amount	$ 20,199
Debt Conversion #37
Common Stock, shares issued	78,363,636
Common Stock, price per share	$ 0.00022
Date of Agreement	May 20, 2015
Debt Instrument, Converted Amount	$ 17,240
Debt Conversion #38
Common Stock, shares issued	70,180,137
Common Stock, price per share	$ 0.00019
Date of Agreement	May 27, 2015
Debt Instrument, Converted Amount	$ 13,568
Debt Conversion #39
Common Stock, shares issued	88,235,295
Common Stock, price per share	$ 0.00017
Date of Agreement	May 29, 2015
Debt Instrument, Converted Amount	$ 15,000
Debt Conversion #40
Common Stock, shares issued	94,260,947
Common Stock, price per share	$ 0.00010
Date of Agreement	Jun. 11, 2015
Debt Instrument, Converted Amount	$ 9,897
Debt Conversion #41
Common Stock, shares issued	117,500,000
Common Stock, price per share	$ 0.00012
Date of Agreement	Jun. 16, 2015
Debt Instrument, Converted Amount	$ 14,100
Debt Conversion #42
Common Stock, shares issued	113,041,667
Common Stock, price per share	$ 0.00012
Date of Agreement	Jun. 16, 2015
Debt Instrument, Converted Amount	$ 13,565
Debt Conversion #44
Common Stock, shares issued		123,583,333		123,583,333
Common Stock, price per share		$ 0.00006		$ 0.00006
Date of Agreement		Jun. 22, 2015		Jun. 22, 2015
Debt Instrument, Converted Amount		$ 7,415		$ 7,415
Debt Conversion #45
Common Stock, shares issued		247,992,413		247,992,413
Common Stock, price per share		$ 0.00006		$ 0.00006
Date of Agreement		Jun. 22, 2015		Jun. 22, 2015
Debt Instrument, Converted Amount		$ 14,384		$ 14,384
Debt Conversion #46
Common Stock, shares issued		129,200,000		129,200,000
Common Stock, price per share		$ 0.00006		$ 0.00006
Date of Agreement		Jun. 23, 2015		Jun. 23, 2015
Debt Instrument, Converted Amount		$ 7,752		$ 7,752
Sale of Stock #3
Date of Issuance				Jul. 07, 2015	Jul. 07, 2015
Common Stock, shares issued				161,942,326	161,942,326
Common Stock, price per share				$ 0.00007	$ 0.00007
Common Stock, value				$ 11,335	$ 11,336
Sale of Stock #4
Date of Issuance				Jul. 15, 2015	Jul. 15, 2015
Common Stock, shares issued				143,928,240	143,928,240
Common Stock, price per share				$ 0.00007	$ 0.00007
Common Stock, value				$ 10,074	$ 10,075
Convertible Prom Note #21
Date of Agreement		May 05, 2015
Convertible Note		$ 68,900
Interest Rate		8.00%
Due date		May 05, 2016
Original Issue Discount		780000.00%
Convertible Prom Note #22
Date of Agreement		May 06, 2015
Convertible Note		$ 10,500
Interest Rate		8.00%
Due date		Feb. 08, 2016
Convertible Prom Note #23
Date of Agreement		May 27, 2015
Convertible Note		$ 16,500
Interest Rate		8.00%
Due date		May 28, 2016
Convertible Prom Note #24
Date of Agreement		Sep. 04, 2015
Convertible Note		$ 19,000
Interest Rate		8.00%
Due date		Jun. 04, 2016
2013 Stock Option Plan
Date of Agreement						Apr. 06, 2015
Reserved common shares		390,004,800				390,004,800
2013 Stock Option Plan Amendment
Date of Issuance						Apr. 16, 2015
Options, Granted						204,000,250
Options, Term						5 years
Exercise Price						$ 0.0008
Sale of Stock #1
Date of Issuance						Apr. 22, 2015
Common Stock, shares issued						10,037,107
Common Stock, price per share						$ 0.000498
Common Stock, value						$ 5,405
Sale of Stock #2
Date of Issuance						Jun. 25, 2015
Common Stock, shares issued						154,245,477
Common Stock, price per share						$ 0.00007
Common Stock, value						$ 10,797
Grant of Stock
Date of Issuance						Jun. 09, 2015
Common Stock, shares issued						90,000,000